SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION
In January 2021, Melco approved the grant of restricted shares under a share incentive plan adopted by Melco in 2011 (“Melco Share Incentive Plan”) to the eligible management personnel of Melco in lieu of the 2020 bonus for their services performed during 2020. The grant vested immediately on the grant date on March 31, 2021 and the grant date fair value was determined with reference to the closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the date of grant.
In accordance with the applicable accounting standards, the share-based compensation expenses related to this grant of restricted shares under Melco Share Incentive Plan to the eligible management personnel of Melco, to the extent of services received by the Company, were recognized in the accompanying consolidated statements of operations with a corresponding increase in amounts due to affiliated companies as the amounts were charged to the Company by Melco’s subsidiaries under the Management and Shared Services Arrangements.
The share-based compensation expenses for the Company were recognized as follows:

Year Ended
December 31, 2020
Share-based compensation expenses	$1,200
Less: share-based compensation expenses capitalized in construction in progress	(409)

Share-based compensation expenses recognized in general and administrative expenses	$791